Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Information [Text Block]
12.	Supplemental Cash Flow Information

			Accumulated from
			January 21, 2000
	Year Ended	Year Ended	(date of inception)
	June 30,	June 30,	to June 30,
	2012	2011	2012
	$	$	$

Non-cash Investing and Financing Activities:

Preferred stock issued for investment securities	–	–	1,535,575
Investment securities used to pay the finder’s fee for the
preferred stock issuance	–	–	153,557
Common stock issued to settle debt	–	–	3,528,100
Common stock issued for mineral property lease	48,750	–	2,383,242

Supplemental Disclosures:

Interest paid	–	–	98,850
Income taxes paid	–	–	–